INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
9.1 – INCOME TAX RECOGNIZED IN PROFIT AND LOSS

	For the year ended December 31,
	2025	2024	2023
Tax expense
Current tax expense	(58,961)	(72,401)	(74,454)
Global Minimum Tax (note 3.7.1.4)	(873)	(6,625)	—
Deferred tax gain	24,645	37,600	34,943
TOTAL INCOME TAX EXPENSE	(35,189)	(41,426)	(39,511)

Most of the revenues are generated through subsidiaries located in the U.S. The Company's workforce is mainly located in Latin America and to a lesser extent in India, Europe and the U.S.

The following table provides a reconciliation of the statutory tax rate to the effective tax rate:

	For the year ended December 31,
	2025	2024	2023
Profit before income tax	139,145	210,429	198,019

Tax calculated at the tax rate in each country	(27,198)	(50,726)	(40,240)
Argentine Knowledge Economy Law (note 3.7.1.1)	92	3,271	2,297
Non-deductible expenses / non-taxable gains	(1,935)	(5,212)	(1,695)
Tax loss carry forward not recognized	—	(1,360)	(207)
Recognition of previously unrecognized tax losses	3,812	2,597	4,993
Foreign withholding tax	(4,713)	(11,911)	(5,107)
Exchange difference & Inflation Adjustment	(3,015)	25,484	1,130
Global Minimum Tax	(873)	(6,625)	—
Other	(1,359)	3,056	(682)
INCOME TAX EXPENSE RECOGNIZED IN PROFIT AND LOSS	(35,189)	(41,426)	(39,511)
9.2 – DEFERRED TAX ASSETS AND LIABILITIES

	As of December 31,
	2025	2024
Provision for vacation and bonus	26,706	35,337
Loss carryforward (1)	30,183	28,599
Intercompany trade payables	17,434	15,602
Share-based compensation plan	3,148	9,239
Allowance for doubtful accounts	5,122	5,387
Non deductible interests	2,760	1,953
Non Deductible Financial Expenses	2,917	1,585
Contingencies	787	708
Billing in advanced	891	514
Other Assets	204	52
Inflation adjustment	2	44
Withholding dividends received	—	(2,659)
Goodwill	(14,405)	(9,736)
Property, equipment, intangibles and leases	(26,934)	(42,796)
Expenses Accruals	6,185	2,492
Others	5,159	4,714
TOTAL DEFERRED TAX	60,159	51,035
(1)As of December 31, 2025 and 2024, the detail of the loss carryforward is as follows:

	2025		2024
Company	Loss carryforward	Expiration date	Loss carryforward	Expiration date
Globant S.A.	3,373	2038 - 2040	1,915	2038 - 2040
Gut Agency Mexico City S. de R.L. de C.V.	—	2034	235	2034
IAFH GLOBAL S.A.	679	2029	1,741	2029
BSF S.A.	2,166	2029	—	2029
GUT Agency SRL	8	2028	—	2028
Dynaflows S.A.	30	2027	24	2027
Sistemas Globales S.A.	—	2026 - 2029	4,491	2026 - 2029
eWave Holdings Pty Ltd	—	does not expire	1	does not expire
Globant Brasil Cons. Ltda	1,227	does not expire	1,763	does not expire
Globant Colombia S.A.S	—	does not expire	306	does not expire
Pentalog France SAS	3,447	does not expire	2,389	does not expire
Globant Ireland Limited	1	does not expire	5	does not expire
Globant Portugal, Unipessoal Lda	32	does not expire	37	does not expire
Globant España S.A.	1,386	does not expire	3,643	does not expire
Genexus International Corp	67	does not expire	—	does not expire
Sports Reinvention Entertainment Group S.L	—	does not expire	524	does not expire
LaLiga Content Protection S.L.	164	does not expire	293	does not expire
Codebay Innovation S.L.	190	does not expire	100	does not expire
Common Management Solutions, S.L.	—	does not expire	518	does not expire
Omnia FZ LLC	526	does not expire	107	does not expire
Blankfactor LLC	7,724	does not expire	8,936	does not expire
Blankfactor Holdings UK Ltd	—	does not expire	10	does not expire
GUT Amsterdam B.V.	568	does not expire	—	does not expire
GUT Agency LLC	547	does not expire	1,561	does not expire
Globant Germany GmbH	3	does not expire	—	does not expire
Globant, LLC	4,896	does not expire	—	does not expire
Exusia, LLC	501	does not expire	—	does not expire
Software Product Creation S.L.	2,648	does not expire	—	does not expire
	30,183		28,599

The Company has an amount of tax losses carried forward of 5,375 and 9,328 which has not been recognized as a Deferred Tax Asset because the relevant recognition criteria has not been met as of December 31, 2025 and 2024.

As of December 31, 2025 and 2024, no deferred tax liability has been recognized on investments in subsidiaries. The Company has concluded it has the ability and intention to control the timing of any distribution from its subsidiaries and it is probable that will be no reversal in the foreseeable future in a way that would result in a charge to taxable profit.
The roll forward of the deferred tax assets/(liabilities) presented in the consolidated financial position is as follows:

2025	Opening Balance	Recognized in profit or loss (*)	Recognized directly in equity	Acquisitions/disposals	Additions from Acquisitions	Closing Balance
Deferred tax assets/(liabilities) in relation to:
Share-based compensation plan	9,239	90	(6,181)	—	—	3,148
Provision for vacation and bonus	35,337	(8,631)	—	—	—	26,706
Intercompany trade payables	15,602	1,832	—	—	—	17,434
Property, equipment, intangibles and leases	(42,796)	19,844	—	—	(3,982)	(26,934)
Goodwill	(9,736)	(4,669)	—	—	—	(14,405)
Allowance for doubtful accounts	5,387	(265)	—	—	—	5,122
Contingencies	708	79	—	—	—	787
Inflation adjustments	44	(42)	—	—	—	2
Other assets	52	152	—	—	—	204
Non Deductible Financial Expenses	1,585	1,332	—	—	—	2,917
Billing in advanced	514	377	—	—	—	891
Non deductible interests	1,953	807	—	—	—	2,760
Withholding dividends received	(2,659)	—	2,659	—	—	—
Expenses Accruals	2,492	3,693	—	—	—	6,185
Others	4,714	325	—	—	120	5,159
Subtotal	22,436	14,924	(3,522)	—	(3,862)	29,976
Loss carryforward	28,599	10,320	534	(9,270)	—	30,183
TOTAL	51,035	25,244	(2,988)	(9,270)	(3,862)	60,159
(*) Includes foreign exchange gain of 599.

2024	Opening Balance	Recognized in profit or loss (*)	Recognized directly in equity	Acquisitions/disposals	Additions from Acquisitions	Closing Balance
Deferred tax assets/(liabilities) in relation to:
Share-based compensation plan	14,827	226	(5,814)	—	—	9,239
Provision for vacation and bonus	37,206	(1,706)	(163)	—	—	35,337
Intercompany trade payables	15,841	(239)	—	—	—	15,602
Property, equipment, intangibles and leases	(40,502)	17,396	—	—	(19,690)	(42,796)
Goodwill	(8,894)	(842)	—	—	—	(9,736)
Allowance for doubtful accounts	4,656	731	—	—	—	5,387
Contingencies	119	589	—	—	—	708
Inflation adjustments	416	(372)	—	—	—	44
Other assets	(191)	243	—	—	—	52
Non Deductible Financial Expenses	—	1,585	—	—	—	1,585
Billing in advanced	304	210	—	—	—	514
Non deductible interests	857	1,096	—	—	—	1,953
Withholding dividends received	—	(2,659)	—	—	—	(2,659)
Expenses Accruals	765	1,727	—	—	—	2,492
Others	4,342	(931)	—	—	1,303	4,714
Subtotal	29,746	17,054	(5,977)	—	(18,387)	22,436
Loss carryforward	9,933	12,667	—	(3,556)	9,555	28,599
TOTAL	39,679	29,721	(5,977)	(3,556)	(8,832)	51,035
(*) Includes foreign exchange loss of 7,879.